Warrants - Warrants issued as compensation (Q1) (Details) $ / shares in Units, $ in Thousands								1 Months Ended		3 Months Ended			8 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 20, 2020 USD ($) director $ / shares shares	Jun. 24, 2020 director $ / shares shares	Mar. 17, 2020 $ / shares shares	Dec. 19, 2019 $ / shares shares	Nov. 04, 2019 $ / shares shares	Sep. 17, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	May 31, 2020 shares
Class of Warrant or Right [Line Items]
Issued (in shares)	400,000	200,000	1,000,000	1,003,232	937,500	11,000		570,258	1,990,624	3,288,400			17,414,030	49,928,469
Warrants exercised (in dollars per share) | $ / shares										$ 0.76			$ 3.50	$ 0.58
Shares issuable upon exercise of warrants (in shares)															1,041,666
Warrants exercised (in shares)										1,839,275	1,687,690		1,144,999	1,937,690
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.00	$ 1.05	$ 1.25	$ 1.62	$ 5.00	$ 5.00		$ 0.65	$ 0.75
Number of individuals received warrants | director		2	2
Term of warrants	72 months		84 months		24 months	24 months
Share-based compensation | $										$ 2,525		$ 2,485
General and administrative expenses
Class of Warrant or Right [Line Items]
Total cost of contract termination | $														$ 5,700
General and administrative expense for warrants issued for services | $	$ 100
Warrant Exercise Period One
Class of Warrant or Right [Line Items]
Period from issuance date after which warrants become exercisable							12 months
Warrant Exercise Period One | Advisor | Exercise Price $0.10
Class of Warrant or Right [Line Items]
Issued (in shares)							2,500,000
Warrants exercised (in dollars per share) | $ / shares							$ 0.10
Warrants exercisable (in shares)							1,250,000
Warrant Exercise Period One | Advisor | Exercise Price $10.00
Class of Warrant or Right [Line Items]
Issued (in shares)							1,500,000
Warrants exercised (in dollars per share) | $ / shares							$ 10.00
Warrant Exercise Period Two
Class of Warrant or Right [Line Items]
Period from issuance date after which warrants become exercisable							18 months
Warrant Exercise Period Two | Advisor | Exercise Price $0.10
Class of Warrant or Right [Line Items]
Warrants exercised (in dollars per share) | $ / shares							$ 0.10
Warrants exercisable (in shares)							1,250,000
Warrant Exercise Period Two | Advisor | Exercise Price $10.00
Class of Warrant or Right [Line Items]
Warrants exercised (in dollars per share) | $ / shares							$ 10.00
Warrants exercisable (in shares)							1,500,000
July 2020 Guarantor Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)		300,000
Warrants, exercise price (in dollars per share) | $ / shares		$ 1.05
Term of warrants		84 months
Share-based compensation | $		$ 1,000
Compensation Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)	400,000	200,000	1,000,000
Shares issuable upon exercise of warrants (in shares)															1,041,666
Warrants exercised (in shares)										791,666
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.00	$ 1.05	$ 1.25
Number of individuals received warrants | director		2	2
Term of warrants	72 months	84 months	84 months
Share-based compensation | $		$ 1,000
Exercise of warrants (in shares)										736,689
Compensation Warrants | General and administrative expenses
Class of Warrant or Right [Line Items]
Total cost of contract termination | $														$ 5,700
General and administrative expense for warrants issued for services | $	$ 100